Average Annual Total Returns - Changing Parameters Fund		12 Months Ended	60 Months Ended	120 Months Ended	219 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%	3.00%
Changing Parameters Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.92%	5.72%	4.66%	3.57%
Performance Inception Date		Oct. 02, 2006
Changing Parameters Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.96%	3.74%	3.18%	2.34%
Changing Parameters Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.37%	3.74%	3.06%	2.31%

[1]	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in U.S. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[2]	The inception date of the Fund is October 2, 2006.
[3]	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.